Shareholder's Equity	12 Months Ended
Dec. 31, 2023
Shareholder's Equity
Shareholder's Equity
24. Shareholder’s Equity

24.1. Share Capital

The Company holds Class A shares in addition to Class B shares (owned by Cogna).

On June 22, 2021, the Board of Directors approved the issuance of 382,266 class A common shares, at par value of US$0.00005 per share. As a result, the Company's share capital on December 31, 2021 totals 83,393,851 shares, of which 64,436,093 Class B shares are owned by the Cogna Group and 18,957,758 are owned by third parties.

Considering the ILP exercised during 2022, in addition to the remuneration of restricted shares recognized in the same period, on December 31, 2022, the Company's capital stock totals 83,649,887 shares, of which 64,436,093 are Class B shares owned by the Cogna Group and 18,213,794 are Class A shares owned by third-parties and 1,000,000 shares Class A are held in treasury.

On September 14, 2023, we announced a share repurchase program, approved by our board of directors considering that it was in the commercial interests of the Company to enter the Repurchase Plan. Under the repurchase program, we were entitled to repurchase up to R$ 62,500 (or US$12,500) in Class A common shares in the open market, based on prevailing market prices, or in privately negotiated transactions, over a period that began on September 18, 2023, continuing until the earlier of the completion of the repurchase or September 30, 2024, depending upon market conditions. Until December 31, 2023, the Company purchased in the open market US$8,036 (including broker fee) or R$ 39,931 corresponding to 1,888,376 Class A common shares, which are currently held in treasury.

As a result, the Company's share capital outstanding on December 31, 2023, which excludes a total of 2,647,652 treasury shares), totals 81,002,235 shares, in amount of R$ 4,820,815, of which 64,436,093 Class B shares are owned by the Cogna Group and 16,566,142 are owned by third parties.

The Company’s Shareholders Agreement authorizes the Board of Directors to grant restricted share units to certain executives and employees and other service providers with respect to up to 3% (three per cent) of the issued and outstanding shares of the Company. Thus, on December 31, 2023 the Company has the following position in Class A and B shares:

	Class A Shares (units)		Class B Shares (units)	Total
	Free float	Treasury shares (note 24.4)
December 31,2022	18,213,794	1,000,000	64,436,093	83,649,887
ILP exercised (i)	240,724	-	-	240,724
Treasury shares	-	(240,724)	-	(240,724)
Treasury shares purchased	(1,888,376)	1,888,376	-	-
December 31,2023	16,566,142	2,647,652	64,436,093	83,649,887

(i)	Refers to exercised shares during the year, totaling R$ 330,233, net of withholding taxes (27.5%).

See below the Company’s description of each restricted share unit plan vested, and its corresponding changes disclosed in the Consolidated Statement of Changes in Equity, specifically in the “Share based compensation reserve (vested)”:

(i)	As result of the carve-out process occurred in 2019, part of Cogna’s executives and employees (eligible) were transferred to the Company. Those eligible executives and employees were part of the Cogna Plan and their plans were migrated to the Vasta ILP Plan, as described in note 24.3. In as much as those eligible parties exercise their plan, the Company delivers a fixed quantity of share units to them. There were no shares vested in 2023 (R$ 259 on December 31, 2022). The corresponding payroll charges in 2023 amounted to R$ 0 (R$ 167 in 2022).
(ii)	The Company remunerated part of its executives based on restricted share units. The amount provisioned and paid in 2023 was R$ 1,398 (R$ 1,912 in 2022), net of withholding taxes. The amount of Payroll charges provisioned in 2023 to R$ 853 (R$ 1,748 in 2022).

The Company’s shareholders on December 31, 2023 are as follows:

	In units
Company Shareholders	Class A	Class B	Total
Cogna Group	-	64,436,093	64,436,093
Free Float	16,566,142	-	16,566,142
Treasury shares (Note 24.4)	2,647,652	-	2,647,652
Total (%)	23%	77%	83,649,887

24.2. Loss per share

The basic loss per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average common shares outstanding during the year. The Company considers as diluted earnings per share, the number of common shares calculated added by the weighted average number of common shares that should be issued upon conversion of all potentially dilutive shares into common shares; potentially dilutive shares were deemed to have been converted into common shares at the beginning of the period.

	December 31, 2023	December 31, 2022	December 31, 2021
Loss Attributable to Shareholder´s	(83,772)	(54,573)	(118,754)
Weighted average number of ordinary shares outstanding (thousands)	82,349	82,444	82,254
Basic loss per share - R$	(1.02)	(0.66)	(1.44)
Diluted loss per share - R$	(1.02)	(0.66)	(1.44)

24.3. Capital reserve - Share-based compensation (granted)

The Company as of December 31, 2023 had two share based compensation plans and one bonus plan paid in restricted share units, being:

a)	Long Term Investment – (“ILP”) – Refers to two tranches granted being the first issued on July 23, 2020 and November 10, 2020. The Company compensates part of its employees and management. This plan will grant up to 3% of the Company’s class A share units. The Company will grant the limit of five tranches approved by the Company’s Board of Directors. The fair value of share units is measured at fair value quoted on the grant date. The plan has a vesting period corresponding to 5 years added by expected volatility of 30% and will be settled with Company’s shares. All taxes and contributions are paid by the Company without additional costs to employees and management. This program should be wholly settled with the delivery of the shares. The effect of events on share-based compensation in the Consolidated Statement of Profit or Loss for the year ended December 31, 2023 was R$ 13,910, being R$ 9,949 in Shareholder’s the Equity and a credit of R$ 2,712 as labor charges in liabilities, due to share price fluctuation (R$ 22,461 being R$ 22,404 in Shareholder’s the Equity and a credit of R$ 58 as labor charges in liabilities for the year ended December 31, 2022).
b)	Bonus paid in restricted share units (RSU) – “Premium recognized” - The Company granted and vested 99,193 shares on April, 2022 to certain members of management based on performance recognized. This program was wholly settled with the delivery of the shares. There were no shares vested in 2023. The amount provisioned and paid in 2022 was R$ 1,748 (net of withholding taxes), of which R$ 1,023 corresponds to labor charges.
c)	Long Term Investment – (“ILP”) – Performance Shares Units (PSU) – On August, 2023, the Board of Directors has approved a new long-term incentive plan (ILP), based on meeting certain targets, with granting in 2023 and vesting in 2026, 2027 and 2028, that generated dilution of 1.75% in Vasta shares. The effect of events on share-based compensation in the Consolidated Statement of Profit or Loss for the year ended December 31, 2023 was R$ 3,194, being R$ 2,034 in Shareholder’s the Equity and a credit of R$ 1,161 as labor charges in liabilities, due to share price fluctuation.

24.4. Vasta’s share Repurchase Program

In 2021 the Company carried out the repurchase 1,000,000 in Class A common shares in the open market, based on prevailing market prices, or in privately negotiated transactions, over the period beginning on August 17, 2021, continuing until February 17, 2022. The Company concluded the Repurchase Program on December 10, 2021, using its existing funds to finance the repurchase, and on December 31, 2021 and 2022, the Company had a balance of R$23,880 or 1,000,000 shares in its possession.

In 2023 the Board of Directors has approved a share repurchase program, or the Repurchase Program. Under the Repurchase Program, Vasta may repurchase up to R$ 62,500 (or US$12,500) in Class A common shares in the open market, based on prevailing market prices, or in privately negotiated transactions, over a period started on September 18, 2023, continuing until the earlier of the completion of the repurchase or September 30, 2024, depending upon market conditions. The Company expect to use its existing funds to fund repurchases made under the Repurchase Program. Until December 31,2023, was repurchased 1,888,376 shares, corresponding to US$8,036 (including fee) or R$ 39,931.

Considering the above information, the amount of the Treasury shares on December 31,2023 totals R$59,525 (R$ 23,880 on December 31, 2022), corresponding to 2,647,652 treasury shares.